Earnings (Loss) per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings (Loss) per Share
11.	Earnings (Loss) per Share
The calculations of basic earnings (loss) per share and diluted earnings (loss) per share are as follows:

	Consolidated net income (loss)	Weighted average number of shares	Per share amount
	(’000)
Year ended December 31, 2019
Basic loss per share	$(13,191)	38,330,742	$(0.34)

Effect of dilutive securities — Stock options		—

Diluted loss per share	$(13,191)	38,330,742	$(0.34)

	Consolidated net income (loss)	Weighted average number of shares	Per share amount
	(’000)
Year ended December 31, 2020
Basic loss per share	$15,693	39,012,137	$0.40

Effect of dilutive securities — Stock options		33,027

Diluted loss per share	$15,693	39,045,164	$0.40

	Consolidated net income (loss)	Weighted average number of shares	Per share amount
	(’000)
Year ended December 31, 2021
Basic earnings per share	$(53,433)	39,232,991	$(1.36)

Effect of dilutive securities — Stock options		—

Diluted earnings per share	$(53,433)	39,232,991	$(1.36)

	Consolidated net income (loss)	Weighted average number of shares	Per share amount
	(’000)
Year ended December 31, 2022
Basic loss per share	$(52,864)	39,454,157	$(1.34)

Effect of dilutive securities — Stock options		—
Effect of dilutive securities — Equity awards		—

Diluted loss per share	$(52,864)	39,454,157	$(1.34)

	Consolidated net income (loss)	Weighted average number of shares	Per share amount
	(’000)
Year ended December 31, 2023
Basic loss per share	$(50,448)	52,116,203	$(0.97)

Effect of dilutive securities — Stock options		—
Effect of dilutive securities — Equity awards		—

Diluted loss per share	$(50,448)	52,116,203	$(0.97)

	Consolidated net income (loss)	Weighted average number of shares	Per share amount
	(’000)
Year ended December 31, 2024
Basic loss per share	$29,146	58,851,561	$0.50

Effect of dilutive securities — Stock options		—
Effect of dilutive securities — Equity awards		802,196

Diluted loss per share	$29,146	59,653,757	$0.49